Pushdown Accounting	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Pushdown Accounting

3.            Pushdown Accounting

The Refinitiv Transaction was accounted for by Refinitiv in accordance with the acquisition method of accounting pursuant to ASC 805 “Business Combinations” to record the fair value of the assets and liabilities of Refinitiv on the date of the Refinitiv Transaction. The Company, as a consolidating subsidiary of Refinitiv, accounted for the Refinitiv Transaction using pushdown accounting. Under pushdown accounting, the excess of the fair value of the Company above the fair value accounting basis of the net assets and liabilities of the Company is recorded as goodwill.

The fair value of assets acquired and liabilities assumed was determined based on assumptions that reasonable market participants would use in the principal (or most advantageous) market for the asset or liability. The following assumptions, the majority of which include significant unobservable inputs (Level 3), and valuation methodologies were used to determine fair value:

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Licenses — The income approach: with or without method was used. Under this method, fair value is estimated based on income streams, such as cash flows or earnings, discounting to a present value. These discounted cash flows are calculated both with the asset and without the asset. The difference in the cash flows is discounted to the present value to determine the value of the asset.

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Content and Data — The income approach: discounted cash flow method was used. Under this method, fair value is estimated based on income streams, such as cash flows or earnings, discounting to a present value.

•	Tradename and software development costs — The income approach: relief from royalty method was used. Under this method, the value of the asset is a function of several components:

•	The projected revenue attributable to the asset.

•	The expected economic life of the asset.

•	The royalty rate, as a percentage of revenue that would hypothetically be charged by a licensor of the asset to an unrelated licensee.

•	A discount rate that reflects the level of risk associated with the future income attributable to the asset.

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Customer relationships — The income approach: multi-period excess earnings method was used. Under this method, the economic benefit of the asset is measured indirectly by calculating the income attributable to an asset after contributory asset charges.

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Leasehold improvements, furniture and purchased software — The cost approach was used. Under this method the assets are valued based on the cost to a market participant to acquire a substitute asset of comparable utility, adjusted for obsolescence.

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Computer hardware and office equipment — The market approach was used. Under this method, the fair value of an asset reflects the price at which comparable assets are purchased under similar circumstances based on recent sales prices of similar assets in an arm’s-length transaction.

•	Leasehold interests — The income approach was used. Under this method, fair value is estimated based on cash flows, discounting to a present value.

The amount and timing of future cash flows used in these approaches were based on the Company’s most recent financial forecasts as of the date of the Refinitiv Transaction. In preparing the purchase price allocations, the Company considered a report of a third-party valuation expert. The Company’s management is responsible for these internal and third-party valuations and appraisals and they are continuing to review the amounts and allocations to finalize these amounts. The Company has one year from the date of the Refinitiv Transaction to finalize these amounts.

The allocation applying pushdown accounting is summarized in the table below (in thousands):

Fair value of the Company	$4,575,000
Less: fair value of the net assets and liabilities of the Company	(1,880,203)
Goodwill	$2,694,797
Net assets and liabilities of the Company at October 1, 2018:
Cash and cash equivalents	$350,183
Restricted cash	1,200
Receivable from brokers and dealers and clearing organizations	4,642
Deposits with clearing organizations	9,200
Accounts receivable	95,959
Furniture, equipment, purchased software and leasehold improvements:
Computer hardware	15,787
Leasehold improvements	11,460
Purchased software	2,866
Furniture	1,616
Office equipment	572
Software development costs	168,500
Intangible assets:
Tradename	154,300
Content and Data	154,400
Licenses	168,800
Customer relationships	928,200
Receivables from affiliates	3,350
Other assets	20,404
Total assets	2,091,439
Accrued compensation	82,201
Deferred revenue	28,280
Accounts payable, accrued expenses and other liabilities	39,291
Leasehold interests	3,020
Employee equity compensation payable	33,914
Payable to affiliates	5,856
Deferred tax liability	18,674
Total liabilities	211,236
Fair value of net assets and liabilities of the Company	$1,880,203